Net (Loss) / Income Per Unit	12 Months Ended
Dec. 31, 2018
Net (Loss) / Income Per Unit [Abstract]
Net (Loss) / Income Per Unit

14. Net (Loss) / Income Per Unit

The general partner’s and common unit holders’ interests in net income are calculated as if all net income for periods subsequent to April 4, 2007, were distributed according to the terms of the partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash (Note 12), which is a contractually-defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves determined by the Partnership’s board of directors to provide for the proper resources for the Partnership’s business. Unlike available cash, net income is affected by non-cash items. The Partnership follows the guidance relating to the Application of the Two-Class Method and its application to Master Limited Partnerships which considers whether the incentive distributions of a master limited partnership represent a participating security when considered in the calculation of earnings per unit under the Two-Class Method.

The Partnership also considers whether the Partnership Agreement contains any contractual limitations concerning distributions to the IDRs that would impact the amount of earnings to allocate to the IDRs for each reporting period.

Under the partnership agreement, the holder of the IDRs in the Partnership, which is currently CGP, assuming that there are no cumulative arrearages on common unit distributions, has the right to receive an increasing percentage of cash distributions (Note 12). The Partnership excluded the effect of the 12,983,333 Class B Convertible Preferred Units in calculating dilutive EPU as of December 31, 2018, 2017 and 2016, for each year as they were anti-dilutive.

For the year ended December 31, 2018 the Partnership excluded the effect of 77,857 units (adjusted for the March 2019 Reverse Split) under the omnibus incentive compensation plan which vested in December 2018 (Note 13) in calculating dilutive EPU for its common unit holders as they were anti-dilutive. As of December 31, 2017 and 2016 the Partnership excluded the effect of 77,857 and 99,881(both adjusted for the March 2019 Reverse Split), respectively, non-vested unit awards in calculating dilutive EPU for its common unit holders as they were anti-dilutive. The non-vested units are participating securities because they received distributions from the Partnership and these distributions do not have to be returned to the Partnership if the non-vested units are forfeited by the grantee.

Excluding the non-cash vessels’ impairment charge, as this was not distributed to the Partnership’s unit holders for the year ended December 31, 2018, the Partnership’s net income for the years ended December 31, 2018, 2017 and 2016 did not exceed the First Target Distribution Level, and as a result, the assumed distribution of net income did not result in the use of increasing percentages to calculate CGP’s interest in net income

On March 3, 2019 the board of directors of the Partnership approved a one for seven reverse unit split. Pursuant to the reverse split, every seven common units issued and outstanding as of March 27, 2019, the date of the reverse split, was converted into one common unit. The Partnership’s common units, immediately after the reverse split became effective, started trading on a split-adjusted basis on the Nasdaq Global Select Market.

The reverse split reduced the number of common units issued and outstanding from 127,246,692 to 18,178,100 common units and the number of general partner units issued and outstanding from 2,439,989 to 348,570 general partner units.

The two class method used to calculate EPU is as follows:

BASIC AND DILUTED	2018	2017	2016
Numerators
Partnership’s net (loss) / income	$ (104)	$ 38,483	$ 52,489
Less:
Preferred unit holders’ interest in Partnership’s net income	11,101	11,101	11,101
General Partner’s interest in Partnership’s net (loss) / income	(211)	522	818
Partnership’s net (loss) / income allocable to unvested units	(71)	135	285
Common unit holders’ interest in Partnership’s net (loss) / income	$ (10,923)	$ 26,725	$ 40,285
Denominators
Weighted average number of common units outstanding, basic and diluted	18,100,455	17,692,192	17,114,761
Net (loss) / income per common unit:
Basic and Diluted	$ (0.60)	$ 1.51	$ 2.35